Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 9,117,219	$ 1,397,275	¥ 3,246,373
Time deposits	71,079,327	10,893,383	53,487,075
Restricted cash	3,051,386	467,645	3,150,354
Accounts receivable, net	4,576,445	701,371	4,169,358
Inventories, net	621,207	95,204	650,557
Prepayments and other current assets, net	6,112,433	936,771	4,817,422
Short-term investments	13,273,026	2,034,180	15,312,595
Assets held for sale			271,278
Total current assets	107,831,043	16,525,829	85,105,012
Non-current assets:
Property, equipment and software, net	4,555,406	698,147	4,621,712
Land use rights, net	4,178,257	640,346	3,707,179
Operating lease right-of-use assets, net	773,176	118,494	463,688
Deferred tax assets	1,086,759	166,553	903,904
Time deposits	6,630,000	1,016,092	2,360,000
Long-term investments	11,711,259	1,794,829	9,293,868
Other long-term assets, net	5,108,682	782,940	5,666,610
Assets held for sale			2,398
Total non-current assets	34,043,539	5,217,401	27,019,359
Total assets	141,874,582	21,743,230	112,124,371
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB846,893 and RMB676,590 as of December 31, 2019 and 2020, respectively)	1,134,413	173,856	1,212,303
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB97,636 and RMB130,122 as of December 31, 2019 and 2020, respectively)	3,538,732	542,334	2,957,360
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB122,179 and RMB87,177 as of December 31, 2019 and 2020, respectively)	4,282,835	656,373	3,156,513
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the primary beneficiaries of RMB197,420 and RMB461,309 as of December 31, 2019 and 2020, respectively)	19,504,696	2,989,225	16,828,226
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,634,637 and RMB9,850,308 as of December 31, 2019 and 2020, respectively)	10,945,143	1,677,417	8,602,227
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,919,549 and RMB2,309,598 as of December 31, 2019 and 2020, respectively)	7,006,819	1,073,843	5,292,774
Short-term operating lease liabilities (including short-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries of RMB14,683 and RMB18,003 as of December 31, 2019 and 2020, respectively)	330,853	50,705	191,454
Liabilities held for sale			2,156
Total current liabilities	46,743,491	7,163,753	38,243,013
Non-current liabilities:
Deferred tax liabilities	713,439	109,339	382,030
Long-term operating lease liabilities (including long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries of RMB12,133 and RMB19,619 as of December 31, 2019 and 2020, respectively)	474,882	72,778	279,949
Other long-term payable	148,846	22,812	176,963
Liabilities held for sale			961
Total non-current liabilities	1,337,167	204,929	839,903
Total liabilities	48,080,658	7,368,682	39,082,916
Commitments and contingencies
Redeemable noncontrolling interests	10,796,120	1,654,578	10,448,600
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,228,531 shares issued and outstanding as of December 31, 2019 and 3,349,335 shares issued and outstanding as of December 31, 2020	2,794	428	2,640
Additional paid-in capital	27,829,431	4,265,047	3,913,656
Treasury stock	(10,446,107)	(1,600,936)
Statutory reserves	1,228,448	188,268	1,215,208
Accumulated other comprehensive loss	(650,457)	(99,687)	(71,445)
Retained earnings	64,162,689	9,833,362	56,393,640
NetEase, Inc.'s shareholders' equity	82,126,798	12,586,482	61,453,699
Noncontrolling interests	871,006	133,488	1,139,156
Total shareholders' equity	82,997,804	12,719,970	62,592,855
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 141,874,582	$ 21,743,230	¥ 112,124,371